Share Purchase Warrants and Stock Options - Schedule of Stock Options Outstanding (Details) - shares	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	118,588	118,588	106,058
Exercise price
Stock Option One [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	3,845	3,845
Exercise price		145
Issuance Date		Feb. 23, 2021	Feb. 23, 2021
Expiry date		Feb. 23, 2026	Feb. 23, 2026
Remaining Life		1 year 4 months 24 days
Stock Option Two [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	13,051	13,051
Exercise price		63.63
Issuance Date		Aug. 18, 2021	Jun. 16, 2021
Expiry date		Aug. 18, 2026	Jun. 16, 2026
Remaining Life		1 year 10 months 17 days
Stock Options Five [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	741	741
Exercise price		134.95
Issuance Date		Nov. 03, 2021	Aug. 11, 2021
Expiry date		Nov. 03, 2026	Aug. 11, 2026
Remaining Life		2 years 1 month 2 days
Stock Option Four [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	481	481
Exercise price		46.83
Issuance Date		Mar. 21, 2022	Aug. 18, 2021
Expiry date		Mar. 21, 2027	Aug. 18, 2026
Remaining Life		2 years 5 months 19 days
Stock Options Five [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	381	381
Exercise price		26.25
Issuance Date		May 16, 2022	Nov. 03, 2021
Expiry date		May 16, 2027	Nov. 03, 2026
Remaining Life		2 years 7 months 13 days
Stock Options Six [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	480	480
Exercise price		21.88
Issuance Date		Sep. 28, 2022	Mar. 21, 2022
Expiry date		Sep. 28, 2027	Mar. 21, 2027
Remaining Life		2 years 11 months 26 days
Stock Options Seven [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	2,400	2,400
Exercise price		75
Issuance Date		Feb. 08, 2023	May 16, 2022
Expiry date		Feb. 08, 2026	May 16, 2027
Remaining Life		1 year 4 months 9 days
Stock Options Eight [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	261	261
Exercise price		28.75
Issuance Date		Feb. 27, 2023	Sep. 28, 2022
Expiry date		Feb. 27, 2028	Sep. 28, 2027
Remaining Life		3 years 4 months 28 days
Stock Option Nine [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	1,513	1,513
Exercise price		27.5
Issuance Date		May 30, 2023	Feb. 08, 2023
Expiry date		May 30, 2028	Feb. 08, 2028
Remaining Life		3 years 8 months 1 day
Stock Option Ten [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	1,064	1,064
Exercise price		31.23
Issuance Date		Jul. 18, 2023	Feb. 08, 2023
Expiry date		Jul. 18, 2028	Feb. 08, 2026
Remaining Life		3 years 9 months 18 days
Stock Option Eleven [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	454	454
Exercise price		18.55
Issuance Date		Oct. 24, 2023	Feb. 27, 2023
Expiry date		Oct. 24, 2028	Feb. 27, 2028
Remaining Life		4 years 25 days
Stock Option Twelve [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	83,164	83,164
Exercise price		11.28
Issuance Date		Jun. 21, 2024	May 17, 2023
Expiry date		Jun. 21, 2029	May 17, 2028
Remaining Life		4 years 8 months 23 days
Stock Option Thirteen [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	26	26
Exercise price		10.75
Issuance Date		Jun. 21, 2024	May 30, 2023
Expiry date		Jun. 21, 2029	May 30, 2028
Remaining Life		4 years 8 months 23 days
Stock Option Fourteen [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	332	332
Exercise price		10.3
Issuance Date		Jun. 21, 2024
Expiry date		Jun. 21, 2029
Remaining Life		4 years 8 months 23 days
Stock Option Fifteen [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	5,701	5,701
Exercise price		14.78
Issuance Date		Jun. 21, 2024
Expiry date		Jun. 21, 2029
Remaining Life		4 years 8 months 23 days
Stock Option Sixteen [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	4,694	4,694
Exercise price		12.25
Issuance Date		Sep. 30, 2024
Expiry date		Sep. 30, 2029
Remaining Life		5 years